As filed with the Securities and Exchange Commission on December 3, 2010

Securities Act File No. 333-95849

Investment Company Act File No. 811-09805

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Post-Effective Amendment No. 23	x

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 24	x

PRUDENTIAL INVESTMENT PORTFOLIOS 3

(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077
(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521
Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on December 30, 2010 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 23 to the Registration Statement for Prudential Investment Portfolios 3(the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No.22, which was filed pursuant to Rule 485(a)(1) on September 27, 2010. PEA No.22 was initially scheduled to become on December 21, 2010 pursuant to paragraph (a)(2) of Rule 485. Accordingly, the contents of PEA No. 22 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 3rd day of December, 2010.

PRUDENTIAL INVESTMENT PORFOLIOS 3

By:	*Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President (Principal Executive Officer)
* Robin B. Smith	Trustee
* Stephen G. Stoneburn	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	December 3, 2010